Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand	£ 446	£ 469	£ 900
Loans and receivables
Total cash equivalents	82	59	96
Total cash and cash equivalents	528	528	996
Bank overdrafts	(29)	(17)	(537)
Cash and cash equivalents per the cash flow statement	499	511	459	£ 407
US Deposits [Member]
Loans and receivables
Other deposits	26	32	44
UK Deposits [Member]
Loans and receivables
Other deposits	31	1	20
Other Deposits [Member]
Loans and receivables
Other deposits	£ 25	£ 26	£ 32